DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Currency Swap [Member] | Fair value hedges [member]
Interest rate
Contract/notional amount	£ 490
Assets	3
Liabilities	29
Changes in fair value used for calculating hedge ineffectiveness	(10)
Currency Swap [Member] | Cash flow hedges [member]
Interest rate
Contract/notional amount	10,578
Assets	255
Liabilities	48
Changes in fair value used for calculating hedge ineffectiveness	229
Interest Rate Swap [Member] | Fair value hedges [member]
Interest rate
Contract/notional amount	150,971
Assets	947
Liabilities	187
Changes in fair value used for calculating hedge ineffectiveness	104
Interest Rate Swap [Member] | Cash flow hedges [member]
Interest rate
Contract/notional amount	556,945
Assets	358
Liabilities	844
Changes in fair value used for calculating hedge ineffectiveness	£ (781)